Business Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Business Segment Information

5. Business Segment Information

As of September 30, 2024, the Company’s internal management financial reporting consisted of Bridgetown and corporate. The Bridgetown brands span several alcoholic beverage categories, including whiskey, vodka, rum, and tequila and are sold on a wholesale basis to distributors in open states, and to brokers in control states. The Company’s principal area of operation is in the U.S. It has one Bridgetown customer that represents 67% of its revenue. Corporate consists of key executive and accounting personnel and corporate expenses such as public company and board costs, as well as interest on debt.

The measure of profitability reviewed are condensed statements of operations and gross margins. These business segments reflect how operations are managed, operating performance is evaluated and the structure of internal financial reporting. Total asset information by segment is not provided to, or reviewed by, the chief operating decision maker (“CODM”) as it is not used to make strategic decisions, allocate resources or assess performance. The accounting policies of the segments are the same as those described for the Company in the Summary of Significant Accounting Policies in Note 3.

Segment information was as follows for the nine months ended September 30:

(Dollars in thousands)	2024	2023
Bridgetown
Sales	$2,106	$3,080
Net sales	1,977	2,939
Cost of sales	1,476	1,940
Gross profit	501	999
Total operating expenses	698	1,183
Net loss	(162)	(130)
Gross margin	25%	34%

Depreciation and amortization	99	114

Corporate
Total operating expenses	$1,149	$1,287
Net loss	(2,112)	(3,455)

Interest expense	965	850
Significant noncash items:
Stock compensation	-	98

4. Business Segment Information

The Company’s internal management financial reporting consists of Craft C+P, Eastside spirits and corporate. Craft C+P offers digital can printing and co-packing services in Portland, Oregon, allowing it to offer end-to-end production capabilities. Craft C+P operates multiple mobile lines in Oregon. The spirits brands span several alcoholic beverage categories, including whiskey, vodka, rum, and tequila and are sold on a wholesale basis to distributors in open states, and to brokers in control states. The Company’s principal area of operation is in the U.S. It has one spirits customer that represents 19% of its revenue. Corporate consists of key executive and accounting personnel and corporate expenses such as public company and board costs, as well as interest on debt.

The measure of profitability reviewed are condensed statements of operations and gross margins. These business segments reflect how operations are managed, operating performance is evaluated and the structure of internal financial reporting. Total asset information by segment is not provided to, or reviewed by, the chief operating decision maker (“CODM”) as it is not used to make strategic decisions, allocate resources or assess performance. The accounting policies of the segments are the same as those described for the Company in the Summary of Significant Accounting Policies in Note 3.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2023

Segment information was as follows for the years ended December 31:

(Dollars in thousands)	2023	2022
Craft C+P
Sales	$6,817	$5,626
Net sales	6,712	5,526
Cost of sales	6,829	6,341
Gross profit	(117)	(815)
Total operating expenses	2,637	3,494
Net loss	(2,749)	(4,249)
Gross margin	-2%	-15%

Interest expense	$12	$44
Depreciation and amortization	1,207	1,359
Significant noncash items:
(Gain) loss on disposal of property and equipment	(367)	65
Stock compensation	-	338

Spirits
Sales	$3,981	$8,701
Net sales	3,787	8,357
Cost of sales	2,609	5,101
Gross profit	1,178	3,256
Total operating expenses	1,476	2,532
Net loss	(601)	(6,781)
Gross margin	31%	39%

Depreciation and amortization	$149	$161
Significant noncash items:
(Gain) loss on disposal of property and equipment	3	(7)
Impairment loss	364	7,453

Corporate
Total operating expenses	$1,768	$3,064
Net loss	(4,185)	(5,236)

Interest expense	$1,096	$2,172
Significant noncash items:
Stock compensation	246	325
Loss on debt to equity conversion	1,321	-

Craft C+P’s sales increased from growth in its digital can printing revenues, offset by lower mobile revenues. Spirits’ sales in 2022 included bulk inventory sales of $4.4 million compared to $0.8 million in 2023. During the year ended December 31, 2023, the Company undertook restructuring actions to reduce volumes in unprofitable market segments and incrementally restricting actions to lower production costs and improve profitability.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2023